13000755

CF-LTNAS

NASDAQ

THE NASDAQ OMX GROUP

001-33291

By Electronic Delivery to: filer-support@sec.gov

RECEIVED

MAR 06 2013

Washington, DC 20549

March 6, 2013

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 5, 2013, The Nasdaq Stock Market (the "Exchange") received from Optimer Pharmaceuticals, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Participating Preferred Stock Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery